Offerings - Offering: 1	Aug. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2031
Amount Registered | shares	550,000,000
Proposed Maximum Offering Price per Unit	0.99791
Maximum Aggregate Offering Price	$ 548,850,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,796.25
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $548,850,500.00. The prospectus is a final prospectus for the related offering.